FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS
NOTE 13: -	FINANCIAL INSTRUMENTS

a.	Financial risk factors:

The Company's operations are exposed to various financial risks, such as market risk (foreign currency risk, price risk), credit risk and liquidity risk. The Company's comprehensive risk management plan focuses on measures to minimize possible negative effects on the financial performance of the Company.

The Company's Board of Directors has provided guidelines for risk management, and specific policies for various risk exposures, such as foreign currency risk, interest-rate risk, credit risk, and the use of derivative financial instruments, non-derivative financial instruments, and excess-liquidity investments.

1.	Market Risk:

Foreign currency risk:

The Company operates primarily in Israel and has an exchange rate risk as it incurs operating costs in Israel, consisting principally of salaries and related personnel expenses, lease and facility expenses which are denominated in NIS, which differs from its functional currency.

2.	Credit Risk:

The Company holds cash and cash equivalents and other financial instruments with various financial institutions. Its policy is to spread its investments among various institutions. In accordance with this policy, the Company invests its funds with stable financial institutions.

As of December 31, 2024, the Company recorded a provision for doubtful accounts of approximately $819 related to advances paid to one of Casterra Ag Ltd.’s castor seed service providers, due to a delay in the delivery of services as stipulated in the underlying agreement. As of December 31, 2025, the Company recorded a provision for doubtful accounts of $50 in respect of certain customer receivables of Lavie Bio Inc.

3.	Liquidity Risk:

The following table presents the repayment dates of the Company's financial liabilities, by contractual terms, in nominal amounts (including interest payments):

Balance on December 31, 2025:

	Up to 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	Over 5 years	Total
Trade payables (*)	$639	$-	$-	$-	$-	$-	$639
Employees and payroll accruals	861	-	-	-	-	-	861
Other payables	449	-	-	-	-	-	449
Leases liability	683	524	429	384	341	-	2,361
Liabilities in respect of government grants	56	142	254	295	495	2,763	4,005

	$2,688	$666	$683	$679	$836	$2,763	$8,315

(*) The Company’s trade payables are settled under the customary payment terms applicable in the relevant markets.

Balance on December 31, 2024:

	Up to 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	Over 5 years	Total
Trade payables (*)	$1,228	$-	$-	$-	$-	$-	$1,228
Employees and payroll accruals	1,869	-	-	-	-	-	1,869
Other payables	1,079	-	-	-	-	-	1,079
Leases liability	679	566	449	394	374	338	2,800
Liabilities in respect of government grants	323	392	336	462	632	3,884	6,029

	$5,178	$958	$785	$856	$1,006	$4,222	$13,005

(*) The Company’s trade payables are settled under the customary payment terms applicable in the relevant markets.

b.	Fair Value:

The carrying amounts of cash and cash equivalents, other receivables and prepaid expenses, trade payables and other payables approximate their fair values due to the short-term maturities of such instruments.

The fair value of the liabilities in respect of government grants is measured using a discount rate that reflects the applicable market rate of interest at the date the grants are received, which approximates the fair value at the respective balance sheet date.

The fair value of lease liability is measured using a discount rate that reflects the IBR of interest at the date of the contract.

The fair value measurement of the Convertible SAFE as described in Note 12 is based on the weighted average value of various scenarios regarding Lavie Bio Ltd.’s estimated enterprise value at the valuation date. The fair value of the ordinary shares of Lavie Bio Ltd. is measured using the income approach, whereby the expected cash flows generated by Lavie Bio Ltd. are discounted to their present value equivalent using a rate of return that reflects its relative risk, as well as the time value of the money, and is considered to be Level 3 fair value hierarchy (see Note 2m). As of December 31, 2024 the cash flow projections were discounted using the weighted average cost of capital rates of 24.2%, and long-term growth rates of 3%. In April 2025, Lavie Bio Ltd. entered into a definitive agreement pursuant to which Dead Sea Works Ltd. (an affiliate of ICL Group Ltd., or ICL) agreed to acquire the majority of its activities. As part of the transaction Lavie Bio Ltd. redeemed the SAFE which was made by an ICL affiliate in the amount of $10,000. See also Note 1d.

The fair value of  warrants and pre-funded warrants liabilities as described in Note 17(c) is initially measured as of the transaction date and then subsequently remeasured at each reporting period using the Black Scholes option pricing model.

The following table presents the fair value of financial liabilities as of December 31, 2025 and 2024:

	December 31,
	2025	2024

Convertible SAFE	$-	$10,371
Warrants and pre-funded warrants liabilities	$706	$2,876

c.	Sensitivity tests relating to changes in market factors:

	December 31,
	2025	2024

Sensitivity test to changes in the USD /NIS exchange rate:

Gain (loss) from the change:
Decrease of 5% in the U.S. dollar relative to the NIS	$(301)	$(428)
Increase of 5% in the U.S. dollar relative to the NIS	$301	$428